Offerings - Offering: 1	Oct. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $1.00 per share
Amount Registered | shares	2,220,000
Maximum Aggregate Offering Price	$ 117,262,793.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,193.99
Rule 457(f)	true
Amount of Securities Received | shares	43,272
Value of Securities Received, Per Share	2,709.90
Value of Securities Received	$ 117,262,792.80
Fee Note MAOP	$ 117,262,792.80
Offering Note	(1) Represents the estimated maximum number of shares of the registrant's Class A common stock, par value $1.00 per share ("Equity common stock"), that may be issued in the merger described in the proxy statement/prospectus contained in the registration to which this Exhibit 107 is attached between Equity Bancshares, Inc. ("Equity") and Frontier Holdings, LLC ("Frontier"). This number is based on 2,220,000 shares of Equity common stock, which is the maximum number of shares to be issued pursuant to the Agreement and Plan of Reorganization, dated as of August 29, 2025, by and among Equity, Winston Merger Sub, Inc., and Frontier. (2) Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(f)(2) under the Securities Act of 1933, as amended, the proposed maximum aggregate offering price is the product of $2,709.90 (the book value per unit of Frontier units on August 31, 2025, the latest practicable date prior to the date of filing the proxy statement/prospectus) and 43,272 (the maximum number of Frontier units that may be exchanged for the merger consideration).